Financial Assets and Liabilities - Summary of Fair Value of Warrants (Details)			12 Months Ended
	Mar. 18, 2021 USD ($) $ / shares	Mar. 18, 2021 $ / shares	Jun. 30, 2024 USD ($) tranche Year $ / shares shares	Jun. 30, 2023 USD ($) Year $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Dividend Yield	0.00%
Expected Volatility	66.88%
Risk Free Interest Rate	1.24%
Fair value per warrant (in dollars per share) | (per share)	$ 0.863	$ 1.103
Fair value per warrant (in dollars per share) | $	$ 12,968,583
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares) | shares			1,112,340	2,224,669
Fair value per warrant (in dollars per share) | $			$ 4,647,075	$ 5,426,212
Warrants
Disclosure Of Financial Instruments [Line Items]
Share Price (in usd per share)			$ 6.81	$ 3.91
Expected Term | tranche			6.5
Dividend Yield			0.00%	0.00%
Expected Volatility			91.91%	81.26%
Risk Free Interest Rate			4.38%	4.01%
Fair value per warrant (in dollars per share) | $			$ 4,647,075	$ 5,426,212
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise Price (in dollars per share)			$ 7.24	$ 3.70
Expected Term | Year			5	6
Fair value per warrant (in dollars per share)			$ 3.9352	$ 2.3103
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise Price (in dollars per share)			$ 14.36	$ 7.26
Expected Term | Year			6	7
Fair value per warrant (in dollars per share)			$ 5.1211	$ 2.9401